UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Spectrum Income Fund

Investor Class (RPSIX)

This semi-annual shareholder report contains important information about Spectrum Income Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Income Fund - Investor Class	$27	0.54%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,013,643
Number of Portfolio Holdings	299

Portfolio Turnover Rate	77.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Bond Funds	91.1%
Asset-Backed Securities	3.8
Non-U.S. Government Mortgage-Backed Securities	1.9
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	0.0
Short-Term and Other	3.2

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price High Yield Fund	13.9%
T. Rowe Price U.S. High Yield ETF	11.6
T. Rowe Price QM U.S. Bond ETF	10.4
T. Rowe Price Floating Rate Fund	9.9
T. Rowe Price Emerging Markets Bond Fund	7.2
T. Rowe Price Total Return ETF	7.1
T. Rowe Price International Bond Fund (USD Hedged)	6.1
T. Rowe Price Dynamic Credit Fund	5.1
T. Rowe Price Dynamic Global Bond Fund	5.0
T. Rowe Price Emerging Markets Local Currency Bond Fund	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F88-053 8/25

Spectrum Income Fund

Investor Class (RPSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Spectrum Income Fund

I Class (TSPNX)

This semi-annual shareholder report contains important information about Spectrum Income Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Income Fund - I Class	$20	0.39%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,013,643
Number of Portfolio Holdings	299

Portfolio Turnover Rate	77.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Bond Funds	91.1%
Asset-Backed Securities	3.8
Non-U.S. Government Mortgage-Backed Securities	1.9
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	0.0
Short-Term and Other	3.2

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price High Yield Fund	13.9%
T. Rowe Price U.S. High Yield ETF	11.6
T. Rowe Price QM U.S. Bond ETF	10.4
T. Rowe Price Floating Rate Fund	9.9
T. Rowe Price Emerging Markets Bond Fund	7.2
T. Rowe Price Total Return ETF	7.1
T. Rowe Price International Bond Fund (USD Hedged)	6.1
T. Rowe Price Dynamic Credit Fund	5.1
T. Rowe Price Dynamic Global Bond Fund	5.0
T. Rowe Price Emerging Markets Local Currency Bond Fund	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1456-053 8/25

Spectrum Income Fund

I Class (TSPNX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPSIX Spectrum Income Fund
TSPNX Spectrum Income Fund–
.
I Class

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 11.18 $ 11.30 $ 10.94 $ 12.83 $ 13.00 $ 12.73
Investment
activities
Net investment
income
(1)(2)
0.30 0.50 0.43 0.34 0.33 0.34
Net realized and
unrealized gain/
loss 0.17 (0.06) 0.41 (1.69) —
(3)
0.41
Total from
investment
activities 0.47 0.44 0.84 (1.35) 0.33 0.75
Distributions
Net investment
income (0.30) (0.51) (0.48) (0.39) (0.34) (0.38)
Net realized gain — (0.05) — (0.15) (0.16) (0.10)
Total distributions (0.30) (0.56) (0.48) (0.54) (0.50) (0.48)
NET ASSET
VALUE
End of period $ 11.35 $ 11.18 $ 11.30 $ 10.94 $ 12.83 $ 13.00

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
4.27% 4.02% 7.89% (10.59)% 2.59% 6.06%
Ratios to average net assets:
(2)
Gross expenses
before payments
by Price
Associates 0.61%
(5)
0.62% 0.62% 0.62% 0.45% 0.00%
Net expenses
after payments
by Price
Associates 0.54%
(5)
0.61% 0.62% 0.62% 0.45% 0.00%
Weighted
average net
expenses of
underlying Price
Funds
(6)
0.00%
(5)
0.00% 0.00% 0.00% 0.14% 0.65%
Effective net
expenses 0.54%
(5)
0.61% 0.62% 0.62% 0.59% 0.65%
Net investment
income 5.43%
(5)
4.45% 3.92% 2.88% 2.52% 2.77%
Portfolio turnover
rate 77.7% 38.7% 23.6% 20.7% 15.1% 29.9%
Net assets, end of
period (in millions) $1,623 $1,620 $1,869 $1,983 $4,778 $6,890
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective March
24, 2021, the fund began charging an all-inclusive management fee based on the class'
average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 11.19 $ 11.31 $ 10.94 $ 12.84 $ 13.10
Investment activities
Net investment income
(2)(3)
0.31 0.52 0.45 0.38 0.24
Net realized and unrealized
gain/loss 0.17 (0.06) 0.42 (1.72) (0.09)
(4)
Total from investment
activities 0.48 0.46 0.87 (1.34) 0.15
Distributions
Net investment income (0.31) (0.53) (0.50) (0.41) (0.25)
Net realized gain — (0.05) — (0.15) (0.16)
Total distributions (0.31) (0.58) (0.50) (0.56) (0.41)
NET ASSET VALUE
End of period $ 11.36 $ 11.19 $ 11.31 $ 10.94 $ 12.84

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/24 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(5)
4.35% 4.17% 8.15% (10.53)% 1.16%
Ratios to average net assets:
(3)
Gross expenses before
payments by Price
Associates 0.46%
(6)
0.47% 0.47% 0.47% 0.47%
(6)
Net expenses after payments
by Price Associates 0.39%
(6)
0.46% 0.47% 0.47% 0.47%
(6)
Net investment income 5.60%
(6)
4.65% 4.09% 3.33% 2.79%
(6)
Portfolio turnover rate 77.7% 38.7% 23.6% 20.7% 15.1%
Net assets, end of period (in
millions) $4,391 $4,274 $4,099 $3,945 $2,422
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Spectrum Income Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  3.8%
Affirm Asset Securitization Trust
Series 2025-X1, Class A
5.08%, 4/15/30 (1) 2,585,416 2,588
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 735,000 735
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 1,395,000 1,395
AGL
Series 2020-7A, Class BR, CLO, FRN
3M TSFR + 1.962%, 6.218%, 7/15/34 (1) 2,735,000 2,738
AIMCO
Series 2021-14A, Class B, CLO, FRN
3M TSFR + 1.612%, 5.881%, 4/20/34 (1) 2,000,000 2,001
AIMCO
Series 2024-21A, Class B, CLO, FRN
3M TSFR + 1.92%, 6.189%, 4/18/37 (1) 380,000 381
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 2,238,143 2,271
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 744,056 746
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  1,770,000 1,742
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class C
5.32%, 4/18/28  300,000 302
AMSR Trust
Series 2020-SFR5, Class D
2.18%, 11/17/37 (1) 1,640,000 1,619
AMSR Trust
Series 2021-SFR2, Class D
2.278%, 8/17/38 (1) 2,185,000 2,107
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 250,000 255
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 340,000 346
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 7/20/36 (1)(2) 870,000 868

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 6.134%, 10/22/34 (1) 1,675,000 1,675
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 2,999,423 2,861
ARES XLV
Series 2017-45A, Class DR, CLO, FRN
3M TSFR + 2.10%, 6.356%, 10/15/30 (1) 400,000 401
ARI Fleet Lease Trust
Series 2025-B, Class A3
4.60%, 3/15/34 (1) 1,770,000 1,787
Auxilior Term Funding
Series 2023-1A, Class D
7.27%, 12/16/30 (1) 820,000 862
Avis Budget Rental Car Funding AESOP
Series 2020-2A, Class B
2.96%, 2/20/27 (1) 1,760,000 1,744
Avis Budget Rental Car Funding AESOP
Series 2021-2A, Class D
4.08%, 2/20/28 (1) 875,000 846
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class A
3.83%, 8/21/28 (1) 100,000 99
Avis Budget Rental Car Funding AESOP
Series 2023-1A, Class A
5.25%, 4/20/29 (1) 315,000 321
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 7/15/35 (1)(2) 450,000 450
Barings
Series 2024-1A, Class B, CLO, FRN
3M TSFR + 2.10%, 6.369%, 1/20/37 (1) 390,000 391
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 7/15/34 (1)(2) 1,755,000 1,755
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class D, FRN
SOFR30A + 2.05%, 6.355%, 12/26/31 (1) 2,027,411 2,041
Benefit Street Partners XXV
Series 2021-25A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.706%, 1/15/35 (1) 765,000 758
BlueMountain
Series 2018-3A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.132%, 10/25/30 (1) 2,500,000 2,507

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
CarMax Auto Owner Trust
Series 2021-4, Class B
1.04%, 5/17/27  25,000 25
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  100,000 98
CarMax Auto Owner Trust
Series 2022-2, Class D
4.75%, 10/16/28  365,000 364
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  110,000 113
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  35,000 35
CarMax Auto Owner Trust
Series 2025-2, Class B
4.96%, 11/15/30  440,000 446
CarMax Auto Owner Trust
Series 2025-2, Class C
5.16%, 1/15/31  500,000 507
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  150,000 152
Carvana Auto Receivables Trust
Series 2021-P3, Class D
2.25%, 9/11/28  1,835,000 1,749
Carvana Auto Receivables Trust
Series 2023-P4, Class C
6.55%, 12/10/29 (1) 99,000 105
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 2,500,000 2,548
Carvana Auto Receivables Trust
Series 2024-P4, Class C
5.10%, 5/12/31  2,150,000 2,182
Carvana Auto Receivables Trust
Series 2025-P2, Class C
5.48%, 11/10/31  1,700,000 1,722
Carvana Auto Receivables Trust
Series 2025-P2, Class D
5.99%, 6/10/33  850,000 861
Chase Auto Credit Linked Notes
Series 2025-1, Class C
4.851%, 2/25/33 (1) 2,100,000 2,100

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Chase Issuance Trust
Series 2023-A2, Class A
5.08%, 9/15/30  2,490,000 2,566
CNH Equipment Trust
Series 2023-B, Class A3
5.60%, 2/15/29  575,000 583
CyrusOne Data Centers Issuer I
Series 2023-1A, Class A2
4.30%, 4/20/48 (1) 597,000 583
Dell Equipment Finance Trust
Series 2023-2, Class B
5.77%, 1/22/29 (1) 1,970,000 1,983
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 225,000 226
Dell Equipment Finance Trust
Series 2025-1, Class B
4.96%, 2/24/31 (1) 935,000 946
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 1,380,000 1,397
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 3,034,656 2,981
Drive Auto Receivables Trust
Series 2024-2, Class D
4.94%, 5/17/32  1,685,000 1,687
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 1,372,131 1,367
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,401,409 1,339
Dryden
Series 2017-53A, Class B, CLO, FRN
3M TSFR + 1.662%, 5.918%, 1/15/31 (1) 1,000,000 996
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 5.704%, 5/20/34 (1) 2,750,000 2,752
Empower
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.60%, 5.908%, 4/25/38 (1) 2,625,000 2,641
Empower
Series 2023-1A, Class BR, CLO, FRN
3M TSFR + 2.00%, 6.308%, 4/25/38 (1) 250,000 249

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Enterprise Fleet Financing
Series 2024-4, Class A3
4.56%, 11/20/28 (1) 331,000 333
Enterprise Fleet Financing
Series 2025-2, Class A4
4.58%, 12/22/31 (1) 1,250,000 1,258
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  1,375,000 1,383
Exeter Automobile Receivables Trust
Series 2023-4A, Class C
6.51%, 8/15/28  2,740,000 2,763
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  1,400,000 1,409
Exeter Select Automobile Receivables Trust
Series 2025-1, Class C
5.40%, 8/15/31  1,400,000 1,419
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  100,000 101
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  275,000 278
Ford Credit Auto Owner Trust
Series 2021-1, Class C
1.91%, 10/17/33 (1) 400,000 390
Ford Credit Auto Owner Trust
Series 2021-2, Class C
2.11%, 5/15/34 (1) 200,000 193
Ford Credit Auto Owner Trust
Series 2021-2, Class D
2.60%, 5/15/34 (1) 1,805,000 1,745
Ford Credit Auto Owner Trust
Series 2023-1, Class C
5.58%, 8/15/35 (1) 1,700,000 1,736
Ford Credit Auto Owner Trust
Series 2023-2, Class B
5.92%, 2/15/36 (1) 340,000 355
Ford Credit Floorplan Master Owner Trust A
Series 2024-4, Class A
4.40%, 9/15/31 (1) 918,000 919
Ford Credit Floorplan Master Owner Trust A
Series 2025-1, Class B
4.84%, 4/15/30  3,460,000 3,483

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Fortress Credit BSL VIII
Series 2019-2A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.869%, 10/20/32 (1) 455,000 455
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.884%, 4/23/36 (1) 1,755,000 1,752
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,955,000 2,056
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 2,250,000 2,317
Galaxy XX
Series 2015-20A, Class D1R, CLO, FRN
3M TSFR + 2.862%, 7.131%, 4/20/31 (1) 2,100,000 2,102
GM Financial Automobile Leasing Trust
Series 2024-1, Class B
5.33%, 3/20/28  887,000 894
GM Financial Automobile Leasing Trust
Series 2025-2, Class B
4.80%, 4/20/29  1,250,000 1,259
GM Financial Automobile Leasing Trust
Series 2025-2, Class C
5.04%, 10/22/29  1,200,000 1,209
GM Financial Consumer Automobile Receivables Trust
Series 2025-2, Class B
4.62%, 5/16/31  1,000,000 1,005
GM Financial Consumer Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 10/18/32  710,000 714
Golub Capital Partners B
Series 2024-76A, Class B, CLO, FRN
3M TSFR + 1.67%, 5.952%, 10/25/37 (1) 250,000 250
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 7/20/35 (1)(2) 2,100,000 2,100
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,048,800 1,042
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.619%, 1/20/38 (1) 1,000,000 1,001
Halseypoint 7
Series 2023-7A, Class A1R, CLO, FRN
3M TSFR + 1.45%, 5.801%, 7/20/38 (1) 1,750,000 1,750

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Harbor Park
Series 2018-1A, Class B1R, CLO, FRN
3M TSFR + 1.70%, 5.969%, 1/20/31 (1) 1,290,000 1,293
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 4,202,000 3,996
Hilton Grand Vacations Trust
Series 2020-AA, Class B
4.22%, 2/25/39 (1) 96,358 95
Honda Auto Receivables Owner Trust
Series 2025-2, Class A4
4.28%, 8/15/31  1,000,000 1,005
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 215,000 218
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 733,727 746
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A4
4.57%, 4/16/29 (1) 1,050,000 1,059
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 1,050,000 1,061
Hyundai Auto Receivables Trust
Series 2025-B, Class C
4.92%, 7/15/32  1,750,000 1,766
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 2,066,350 1,993
M&T Equipment Notes
Series 2025-1A, Class A3
4.78%, 9/17/29 (1) 1,735,000 1,758
Madison Park Funding XLV
Series 2020-45A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.906%, 7/15/34 (1) 355,000 355
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.094%, 7/27/31 (1) 1,150,000 1,151
Madison Park Funding XXXIX
Series 2021-39A, Class BR, CLO, FRN
3M TSFR + 1.75%, 6.022%, 10/22/34 (1) 1,300,000 1,300
Madison Park Funding XXXV
Series 2019-35A, Class BR, CLO, FRN
3M TSFR + 1.662%, 5.931%, 4/20/32 (1) 2,500,000 2,501

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Mercedes-Benz Auto Lease Trust
Series 2025-A, Class A4
4.69%, 2/18/31  1,730,000 1,756
Milos
Series 2017-1A, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.081%, 10/20/30 (1) 2,350,000 2,352
MMAF Equipment Finance
Series 2023-A, Class A4
5.50%, 12/13/38 (1) 649,000 664
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 47,533 47
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 512,175 524
MVW
Series 2025-1A, Class A
4.97%, 9/22/42 (1) 993,935 1,004
MVW
Series 2025-1A, Class C
5.75%, 9/22/42 (1) 2,315,965 2,333
Navient Education Loan Trust
Series 2025-A, Class A
5.02%, 7/15/55 (1) 900,000 900
Navient Education Loan Trust
Series 2025-A, Class B
5.32%, 7/15/55 (1) 900,000 900
Navient Private Education Refi Loan Trust
Series 2021-GA, Class B
2.55%, 4/15/70 (1) 1,750,000 1,298
Navient Private Education Refi Loan Trust
Series 2023-A, Class A
5.51%, 10/15/71 (1) 1,334,826 1,364
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 1,267,000 1,277
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 1,972,420 1,844
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  815,000 823
NMEF Funding
Series 2024-A, Class A2
5.15%, 12/15/31 (1) 359,894 362

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 590,000 590
Northwoods Capital XII-B
Series 2018-12BA, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 6/15/31 (1) 2,100,000 2,097
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 5.776%, 4/15/37 (1) 1,790,000 1,800
Octane Receivables Trust
Series 2022-1A, Class C
5.21%, 8/21/28 (1) 230,000 230
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 822,367 830
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 7/30/37 (1)(2) 1,750,000 1,750
Palmer Square
Series 2021-3A, Class B, CLO, FRN
3M TSFR + 1.912%, 6.168%, 1/15/35 (1) 545,000 545
Palmer Square Loan Funding
Series 2022-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.925%, 7/24/31 (1) 1,185,000 1,185
PEAC Solutions Receivables
Series 2024-1A, Class A2
5.79%, 6/21/27 (1) 1,349,278 1,360
PEAC Solutions Receivables
Series 2025-1A, Class A3
5.04%, 7/20/32 (1) 110,000 111
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 483,750 471
Porsche Innovative Lease Owner Trust
Series 2025-1A, Class A4
4.69%, 11/20/30 (1) 1,730,000 1,748
Post Road Equipment Finance
Series 2025-1A, Class B
5.04%, 5/15/31 (1) 2,000,000 2,025
Progress Residential
Series 2021-SFR3, Class F
3.436%, 5/17/26 (1) 1,750,000 1,726
Progress Residential Trust
Series 2021-SFR6, Class E1
2.425%, 7/17/38 (1) 2,042,500 1,988

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Progress Residential Trust
Series 2021-SFR8, Class D
2.082%, 10/17/38 (1) 600,000 580
Progress Residential Trust
Series 2021-SFR8, Class E1
2.382%, 10/17/38 (1) 1,820,000 1,764
Progress Residential Trust
Series 2025-SFR2, Class A
3.305%, 4/17/42 (1) 1,875,000 1,765
Regatta XIII Funding
Series 2018-2A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.056%, 7/15/31 (1) 1,720,000 1,720
Regatta XVI Funding
Series 2019-2A, Class CR, CLO, FRN
3M TSFR + 1.90%, 6.156%, 1/15/33 (1) 650,000 646
Rockford Tower
Series 2019-2A, Class BR2, CLO, FRN
3M TSFR + 1.65%, 5.972%, 8/20/32 (1) 2,100,000 2,095
Rockford Tower
Series 2022-2A, Class CR, CLO, FRN
3M TSFR + 3.30%, 7.569%, 10/20/35 (1) 875,000 879
RR 18
Series 2021-18A, Class A2, CLO, FRN
3M TSFR + 1.862%, 6.118%, 10/15/34 (1) 620,000 620
Sabey Data Center Issuer
Series 2021-1, Class A2
1.881%, 6/20/46 (1) 785,000 761
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 2,143,623 2,171
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class E
8.408%, 12/15/33 (1) 635,172 644
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.911%, 1/18/33 (1) 1,000,103 1,005
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class E
3.28%, 3/15/27 (1) 1,750,000 1,732
Santander Drive Auto Receivables Trust
Series 2024-2, Class B
5.78%, 7/16/29  2,220,000 2,255
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 2,745,000 2,762

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
SCF Equipment Leasing
Series 2022-2A, Class C
6.50%, 8/20/32 (1) 645,000 648
SCF Equipment Leasing
Series 2023-1A, Class C
6.77%, 8/22/33 (1) 1,685,000 1,751
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 160,000 163
SEB Funding
Series 2021-1A, Class A2
4.969%, 1/30/52 (1) 573,563 563
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 1,220,000 1,220
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 1,220,000 1,220
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 122,260 114
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class C
5.97%, 2/20/31 (1) 380,000 391
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 30,000 30
Sierra Timeshare Receivables Funding
Series 2022-1A, Class B
3.55%, 10/20/38 (1) 455,069 447
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 141,762 145
Sierra Timeshare Receivables Funding
Series 2023-3A, Class A
6.10%, 9/20/40 (1) 42,062 43
Sierra Timeshare Receivables Funding
Series 2024-1A, Class D
8.02%, 1/20/43 (1) 955,690 974
SMB Private Education Loan Trust
Series 2019-B, Class A2B, FRN
1M TSFR + 1.114%, 5.426%, 6/15/37 (1) 121,049 121
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 5.156%, 1/15/53 (1) 1,734,875 1,725

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 1,727,716 1,747
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 1,903,333 1,863
Sound Point IX
Series 2015-2A, Class ARRR, CLO, FRN
3M TSFR + 1.472%, 5.741%, 7/20/32 (1) 799,550 800
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A4
4.50%, 3/20/29 (1) 1,695,000 1,705
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class B
4.74%, 4/20/29 (1) 1,000,000 1,003
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class C
5.08%, 8/20/29 (1) 560,000 562
Symphony 43
Series 2024-43A, Class A1, CLO, FRN
3M TSFR + 1.52%, 5.776%, 4/15/37 (1) 1,750,000 1,761
Synchrony Card Funding
Series 2025-A2, Class A
4.49%, 5/15/31  1,720,000 1,736
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.256%, 4/15/31 (1) 4,000,000 4,001
TIAA IV
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.75%, 6.019%, 1/20/32 (1) 1,250,000 1,252
Toyota Auto Loan Extended Note Trust
Series 2025-1A, Class A
4.65%, 5/25/38 (1) 1,400,000 1,419
Toyota Auto Receivables Owner Trust
Series 2025-B, Class A3
4.34%, 11/15/29  1,200,000 1,208
Toyota Auto Receivables Owner Trust
Series 2025-B, Class A4
4.49%, 6/17/30  450,000 455
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 842,427 852
USB Auto Owner Trust
Series 2025-1A, Class C
4.96%, 3/17/31 (1) 1,215,000 1,227

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 734,622 746
Verizon Master Trust
Series 2024-2, Class C
5.32%, 12/22/31 (1) 960,000 985
Verizon Master Trust
Series 2024-5, Class A
5.00%, 6/21/32 (1) 285,000 292
Verizon Master Trust
Series 2024-5, Class B
5.25%, 6/21/32 (1) 125,000 127
Verizon Master Trust
Series 2024-6, Class C
4.67%, 8/20/30  175,000 175
Verizon Master Trust
Series 2025-5, Class C
4.84%, 6/20/31  1,400,000 1,400
Voya
Series 2018-2A, Class C1, CLO, FRN
3M TSFR + 2.112%, 6.368%, 7/15/31 (1) 2,400,000 2,402
Wheels Fleet Lease Funding 1
Series 2024-2A, Class A1
4.87%, 6/21/39 (1) 729,755 734
World Omni Auto Receivables Trust
Series 2025-B, Class A4
4.53%, 8/15/31  1,000,000 1,013
Total Asset-Backed Securities (Cost $227,180) 228,186
BOND FUNDS  91.1%
T. Rowe Price Dynamic Credit Fund, Z Class, 7.77% (3)(4) 34,472,623 305,083
T. Rowe Price Dynamic Global Bond Fund, Z Class, 6.24% (3)
(4) 38,574,566 299,339
T. Rowe Price Emerging Markets Bond Fund, Z Class,
6.68% (3)(4) 46,102,048 430,132
T. Rowe Price Emerging Markets Corporate Bond Fund, Z
Class, 6.79% (3)(4) 12,125,620 112,162
T. Rowe Price Emerging Markets Local Currency Bond Fund, Z
Class, 6.99% (3)(4) 35,382,447 175,851
T. Rowe Price Floating Rate Fund, Z Class, 7.84% (3)(4) 64,531,821 597,565
T. Rowe Price High Yield Fund, Z Class, 7.17% (3)(4) 139,079,129 833,084
T. Rowe Price Inflation Protected Bond Fund, Z Class,
5.68% (3)(4) 11,243,511 117,719
T. Rowe Price International Bond Fund, Z Class, 4.31% (3)(4) 9,044,280 67,018

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
T. Rowe Price International Bond Fund (USD Hedged), Z Class,
4.42% (3)(4) 42,935,760 367,959
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Z
Class, 5.13% (3)(4) 23,882,592 113,681
T. Rowe Price QM U.S. Bond ETF, 4.56% (3)(4) 14,700,001 627,352
T. Rowe Price Short-Term Bond Fund, Z Class, 4.72% (3)(4) 33,217,114 154,127
T. Rowe Price Total Return ETF, 4.98% (3)(4) 10,500,001 426,201
T. Rowe Price U.S. High Yield ETF, 6.93% (3)(4) 13,383,501 699,257
T. Rowe Price U.S. Treasury Intermediate Index Fund, Z Class,
4.10% (3)(4) 99,977 511
T. Rowe Price U.S. Treasury Long-Term Index Fund, Z Class,
4.90% (3)(4) 20,712,789 148,511
Total Bond Funds (Cost $5,446,093) 5,475,552
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.9%
1345T, Series 2025-AOA, Class B, ARM, 1M TSFR + 2.00%,
6.30%, 6/15/30 (1) 500,000 501
1345T, Series 2025-AOA, Class C, ARM, 1M TSFR + 2.25%,
6.55%, 6/15/30 (1) 1,200,000 1,201
ALA Trust, Series 2025-OANA, Class A, ARM, 1M TSFR +
1.743%, 6.043%, 6/15/40 (1) 1,730,000 1,739
Alen Mortgage Trust, Series 2021-ACEN, Class A, ARM, 1M
TSFR + 1.264%, 5.576%, 4/15/34 (1) 1,450,000 1,388
Angel Oak Mortgage Trust, Series 2024-10, Class A1, CMO,
STEP, 5.348%, 10/25/69 (1) 224,194 224
Angel Oak Mortgage Trust, Series 2025-4, Class A1, CMO,
STEP, 5.855%, 4/25/70 (1) 1,686,388 1,699
Angel Oak Mortgage Trust, Series 2025-5, Class A1, CMO,
STEP, 5.573%, 4/25/70 (1) 1,661,886 1,667
BAMLL Commercial Mortgage Securities Trust, Series 2018-
PARK, Class A, ARM, 4.227%, 8/10/38 (1) 1,170,000 1,138
BANK5, Series 2024-5YR10, Class A3, 5.302%, 10/15/57  1,200,000 1,230
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  2,350,000 2,465
BANK5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  1,650,000 1,732
BANK5, Series 2025-5YR14, Class A3, 5.646%, 4/15/58  1,650,000 1,718
Benchmark Mortgage Trust, Series 2023-V3, Class AS, ARM,
7.097%, 7/15/56  1,350,000 1,429
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM,
6.417%, 1/10/57  1,715,000 1,787
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM,
6.189%, 7/15/57  1,975,000 2,083
Benchmark Mortgage Trust, Series 2024-V8, Class AM, ARM,
6.859%, 7/15/57  185,000 196

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Benchmark Mortgage Trust, Series 2025-V13, Class A4, ARM,
5.815%, 2/15/58  2,495,000 2,609
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66%,
4/15/57  1,046,053 1,090
BMO Mortgage Trust, Series 2024-5C4, Class A3, ARM,
6.526%, 5/15/57  2,450,000 2,601
BMO Mortgage Trust, Series 2024-5C5, Class AS, ARM,
6.364%, 2/15/57  1,350,000 1,413
BMO Mortgage Trust, Series 2025-5C10, Class A3, 5.578%,
5/15/58  1,750,000 1,813
BMO Mortgage Trust, Series 2025-C12, Class A5, ARM,
5.871%, 6/15/58  1,730,000 1,831
BPR Trust, Series 2021-TY, Class A, ARM, 1M TSFR + 1.164%,
5.476%, 9/15/38 (1) 550,000 549
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B,
ARM, 1M TSFR + 1.841%, 6.153%, 5/15/41 (1) 1,672,913 1,675
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A,
ARM, 1M TSFR + 1.323%, 5.635%, 1/15/42 (1) 2,000,000 1,989
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.712%, 6/15/35 (1) 1,725,000 1,728
Cantor Commercial Real Estate Lending, Series 2019-CF2,
Class B, 3.267%, 11/15/52  365,000 331
CD Mortgage Trust, Series 2019-CD8, Class A4, 2.912%,
8/15/57  340,000 312
Citigroup Commercial Mortgage Trust, Series 2019-GC41,
Class A5, 2.869%, 8/10/56  1,880,000 1,761
COLT Mortgage Loan Trust, Series 2024-6, Class A1, CMO,
STEP, 5.39%, 11/25/69 (1) 1,360,155 1,361
COLT Mortgage Loan Trust, Series 2024-INV1, Class A1, CMO,
STEP, 5.903%, 12/25/68 (1) 1,682,645 1,692
Connecticut Avenue Securities Trust, Series 2023-R04, Class
1M1, CMO, ARM, SOFR30A + 2.30%, 6.606%, 5/25/43 (1) 1,420,044 1,450
Connecticut Avenue Securities Trust, Series 2023-R05, Class
1M1, CMO, ARM, SOFR30A + 1.90%, 6.206%, 6/25/43 (1) 1,573,248 1,588
Connecticut Avenue Securities Trust, Series 2025-R03, Class
2A1, CMO, ARM, SOFR30A + 1.45%, 5.755%, 3/25/45 (1) 1,596,806 1,607
Cross Mortgage Trust, Series 2025-H4, Class A1, CMO, ARM,
5.596%, 6/25/70 (1) 1,701,053 1,713
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 941,000 937
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class
A4, ARM, 4.422%, 11/15/51  585,000 582
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class B,
3.594%, 12/15/52  746,000 683
DBGS Mortgage Trust, Series 2018-C1, Class A2, 4.358%,
10/15/51  369,622 368

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
DBGS Mortgage Trust, Series 2018-C1, Class A3, 4.197%,
10/15/51  500,000 493
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 1,705,727 1,708
Flagstar Mortgage Trust, Series 2019-1INV, Class A11, CMO,
ARM, 1M TSFR + 1.064%, 5.384%, 10/25/49 (1) 142,378 137
FREMF Mortgage Trust, Series 2016-K53, Class B, ARM,
4.187%, 3/25/49 (1) 110,000 109
FREMF Mortgage Trust, Series 2016-K59, Class B, ARM,
3.688%, 11/25/49 (1) 2,383,000 2,342
FREMF Mortgage Trust, Series 2017-K71, Class B, ARM,
3.88%, 11/25/50 (1) 1,550,000 1,514
FREMF Mortgage Trust, Series 2019-K736, Class B, ARM,
3.862%, 7/25/26 (1) 755,000 744
FREMF Mortgage Trust, Series 2020-K737, Class B, ARM,
3.442%, 1/25/53 (1) 210,000 206
GCAT Trust, Series 2023-INV1, Class A1, CMO, ARM, 6.00%,
8/25/53 (1) 618,590 622
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 1,682,634 1,685
Grace Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40 (1) 1,700,000 1,491
GS Mortgage Securities Trust, Series 2019-GC40, Class A4,
3.16%, 7/10/52  440,000 409
HILT Commercial Mortgage Trust, Series 2024-ORL, Class A,
ARM, 1M TSFR + 1.541%, 5.853%, 5/15/37 (1) 1,400,000 1,401
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B,
ARM, 1M TSFR + 1.941%, 6.252%, 5/15/37 (1) 350,000 350
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 870,000 870
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 1,696,835 1,700
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.649%, 1/13/40 (1) 1,500,000 1,546
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A, ARM, 2.949%, 9/6/38 (1) 360,000 351
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M TSFR + 1.734%,
6.046%, 10/15/33 (1) 2,350,000 2,338
JPMorgan Mortgage Trust, Series 2025-DSC1, Class A1, CMO,
ARM, 5.577%, 9/25/65 (1) 1,711,755 1,723
Lstar Commercial Mortgage Trust, Series 2016-4, Class AS,
3.188%, 3/10/49 (1) 700,000 689
Manhattan West Mortgage Trust, Series 2020-1MW, Class A,
2.13%, 9/10/39 (1) 1,720,000 1,627
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.903%, 5/15/41 (1) 831,608 828

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class A4, 3.72%, 12/15/49  450,000 444
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
ARM, 6.014%, 12/15/56  330,000 354
OBX Trust, Series 2020-EXP3, Class 2A1B, CMO, ARM, 1M
TSFR + 1.014%, 5.334%, 1/25/60 (1) 2,522,595 2,511
OBX Trust, Series 2024-NQM5, Class A1, CMO, STEP,
5.988%, 1/25/64 (1) 1,642,515 1,653
OBX Trust, Series 2025-NQM6, Class A1, CMO, STEP,
5.603%, 3/25/65 (1) 1,540,539 1,547
OBX Trust, Series 2025-NQM7, Class A1, CMO, STEP, 5.56%,
5/25/55 (1) 2,035,578 2,049
PMT Loan Trust, Series 2025-INV5, Class A2, CMO, ARM,
6.00%, 5/25/56 (1) 981,961 991
RCKT Mortgage Trust, Series 2024-CES9, Class A1A, CMO,
STEP, 5.582%, 12/25/44 (1) 138,222 139
ROCK Trust, Series 2024-CNTR, Class B, 5.93%, 11/13/41 (1) 2,000,000 2,062
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 1,704,204 1,717
SMRT, Series 2022-MINI, Class C, ARM, 1M TSFR + 1.55%,
5.862%, 1/15/39 (1) 241,000 239
SREIT Trust, Series 2021-PALM, Class B, ARM, 1M TSFR +
0.924%, 5.236%, 10/15/34 (1) 750,000 747
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.555%, 5/25/44 (1) 3,409,236 3,423
Structured Agency Credit Risk Debt Notes, Series 2025-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.10%, 5.405%, 5/25/45 (1) 3,118,500 3,120
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class M1, CMO, ARM, SOFR30A + 1.15%, 5.455%, 2/25/45 (1) 1,671,653 1,671
Towd Point Mortgage Trust, Series 2017-1, Class M1, CMO,
ARM, 3.75%, 10/25/56 (1) 157,558 154
Towd Point Mortgage Trust, Series 2017-3, Class A2, CMO,
ARM, 3.00%, 7/25/57 (1) 484,239 475
Towd Point Mortgage Trust, Series 2022-4, Class A1, CMO,
3.75%, 9/25/62 (1) 1,647,762 1,576
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.744%, 12/25/64 (1) 1,751,098 1,764
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.753%, 6/25/65 (1) 1,740,000 1,722
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (1) 1,606,313 1,606
Verus Securitization Trust, Series 2025-2, Class A1, CMO,
STEP, 5.307%, 3/25/70 (1) 1,636,167 1,636
Verus Securitization Trust, Series 2025-3, Class A1, CMO,
STEP, 5.623%, 5/25/70 (1) 1,698,289 1,707

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Wells Fargo Commercial Mortgage Trust, Series 2019-C52,
Class A5, 2.892%, 8/15/52  1,395,000 1,299
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class A4, 3.146%, 12/15/52  1,380,000 1,302
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2,
Class A3, ARM, 5.92%, 11/15/57  1,646,120 1,724
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $115,733) 116,395
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  0.0%
U.S. Treasury Obligations  0.0%
U.S. Treasury Notes, 4.00%, 3/31/30  3,000,000 3,028
3,028
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $2,997) 3,028
SHORT-TERM INVESTMENTS  3.3%
Money Market Funds  3.3%
T. Rowe Price U.S. Treasury Money Fund, Z Class, 4.39% (3)
(5) 196,766,891 196,767
Total Short-Term Investments (Cost $196,767) 196,767
Total Investments in Securities
100.1% of Net Assets
(Cost $5,988,770) $ 6,019,928
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $265,879 and represents 4.4% of net assets.
(2) All or a portion of this loan is unsettled as of June 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Seven-day yield

T. ROWE PRICE Spectrum Income Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ETF Exchange-Traded Fund
FRN Floating Rate Note
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Spectrum Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 504 U.S. Treasury Notes five year contracts 9/25 54,936 $ 443
Short, 1 U.S. Treasury Notes two year contracts 9/25 (208) —
Long, 142 Ultra U.S. Treasury Notes ten year
contracts 9/25 16,226 335
Net payments (receipts) of variation margin to date (646)
Variation margin receivable (payable) on open futures contracts $ 132

T. ROWE PRICE Spectrum Income Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Credit Fund, Z Class,
7.77%  $ (77) $ 114 $ 12,644
T. Rowe Price Dynamic Global Bond Fund, Z
Class, 6.24%  (2,198) 1,069 9,532
T. Rowe Price Emerging Markets Bond Fund,
Z Class, 6.68%  (7,820) 14,996 15,303
T. Rowe Price Emerging Markets Corporate
Bond Fund, Z Class, 6.79%  — 1,206 956
T. Rowe Price Emerging Markets Local
Currency Bond Fund, Z Class, 6.99%  (2,719) 17,428 6,249
T. Rowe Price Floating Rate Fund, Z Class,
7.84%  (62) (2,362) 20,186
T. Rowe Price High Yield Fund, Z Class, 7.17%  (5,188) 15,903 30,530
T. Rowe Price Inflation Protected Bond Fund, Z
Class, 5.68%  (25) 3,335 1,059
T. Rowe Price International Bond Fund, Z
Class, 4.31%  3,244 4,138 1,875
T. Rowe Price International Bond Fund (USD
Hedged), Z Class, 4.42%  (5,859) 7,248 6,860
T. Rowe Price Limited Duration Inflation
Focused Bond Fund, Z Class, 5.13%  (2,007) 5,796 1,013
T. Rowe Price QM U.S. Bond ETF, 4.56%  — 4,743 8,841
T. Rowe Price Short-Term Bond Fund, Z Class,
4.72%  (367) 2,180 5,367
T. Rowe Price Total Return ETF, 4.98%  — 2,037 7,803
T. Rowe Price U.S. High Yield ETF, 6.93%  — 5,946 20,019
T. Rowe Price U.S. Treasury Intermediate
Index Fund, Z Class, 4.10%  — 15 10
T. Rowe Price U.S. Treasury Long-Term Index
Fund, Z Class, 4.90%  (24,872) 27,429 3,861
T. Rowe Price U.S. Treasury Money Fund,
4.39% — — 2,606

T. ROWE PRICE Spectrum Income Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Affiliates not held at period end (31,639) 48,816 $ 18,259
Totals $ (79,589)# $ 160,037 $ 172,973+

T. ROWE PRICE Spectrum Income Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Corporate
Income Fund - Z Class  $ 261,165 $ 3,999 $ 285,782 $ —
T. Rowe Price Dynamic Credit
Fund, Z Class, 7.77%  303,060 13,915 12,006 305,083
T. Rowe Price Dynamic Global
Bond Fund, Z Class, 6.24%  306,241 10,755 18,726 299,339
T. Rowe Price Emerging
Markets Bond Fund, Z Class,
6.68%  441,862 15,190 41,916 430,132
T. Rowe Price Emerging
Markets Corporate Bond
Fund, Z Class, 6.79%  — 110,956 — 112,162
T. Rowe Price Emerging
Markets Local Currency Bond
Fund, Z Class, 6.99%  183,770 10,280 35,627 175,851
T. Rowe Price Equity Income
Fund, Z Class  161,854 — 75,064 —
T. Rowe Price Floating Rate
Fund, Z Class, 7.84%  335,442 266,744 2,259 597,565
T. Rowe Price GNMA Fund - Z
Class  607,157 5,036 664,408 —
T. Rowe Price High Yield
Fund, Z Class, 7.17%  866,575 30,337 79,731 833,084
T. Rowe Price Inflation
Protected Bond Fund, Z Class,
5.68%  86,459 31,045 3,120 117,719
T. Rowe Price International
Bond Fund, Z Class, 4.31%  167,134 1,856 106,110 67,018
T. Rowe Price International
Bond Fund (USD Hedged), Z
Class, 4.42%  357,388 99,094 95,771 367,959
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund, Z Class, 5.13%  119,266 22,251 33,632 113,681
T. Rowe Price New Income
Fund, Z Class  678,957 8,032 749,762 —
T. Rowe Price QM U.S. Bond
ETF, 4.56%  — 622,609 — 627,352
T. Rowe Price Short-Term
Bond Fund, Z Class, 4.72%  313,550 5,324 166,927 154,127

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Total Return
ETF, 4.98%  $ — $ 424,164 $ — $ 426,201
T. Rowe Price U.S. High Yield
ETF, 6.93%  418,545 274,766 — 699,257
T. Rowe Price U.S. Treasury
Intermediate Index Fund, Z
Class, 4.10%  486 10 — 511
T. Rowe Price U.S. Treasury
Long-Term Index Fund, Z
Class, 4.90%  192,790 14,573 86,281 148,511
T. Rowe Price U.S. Treasury
Money Fund, Z Class, 4.39% 83,392  ¤  ¤ 196,767
Total $ 5,672,319^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $172,973 of income distributions from underlying Price Funds.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,642,860.

T. ROWE PRICE Spectrum Income Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $5,988,770) $ 6,019,928
Receivable for investment securities sold 3,257
Receivable for shares sold 2,516
Interest receivable 1,381
Cash deposits on futures contracts 972
Cash 464
Variation margin receivable on futures contracts 132
Total assets 6,028,650
Liabilities
Payable for investment securities purchased 8,713
Payable for shares redeemed 2,984
Investment management and administrative fees payable 2,286
Other liabilities 1,024
Total liabilities 15,007
NET ASSETS $ 6,013,643
Net Assets Consist of:
Total distributable earnings (loss) $ (296,548)
Paid-in capital applicable to 529,571,640 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 6,310,191
NET ASSETS $ 6,013,643
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,622,609; Shares outstanding:
142,947,910) $ 11.35
I Class
(Net assets: $4,391,034; Shares outstanding:
386,623,730) $ 11.36

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Income distributions from underlying Price Funds $ 172,973
Interest 3,003
Total income 175,976
Expenses
Investment management and administrative expense 14,805
Waived / paid by Price Associates (2,090)
Total expenses 12,715
Net investment income 163,261
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds (79,589)
Securities (3,158)
Futures 11,637
Swaps 317
Net realized loss (70,793)
Change in net unrealized gain / loss
Underlying Price Funds 160,037
Securities 1,699
Futures (2,863)
Change in net unrealized gain / loss 158,873
Net realized and unrealized gain / loss 88,080
INCREASE IN NET ASSETS FROM OPERATIONS $ 251,341

T. ROWE PRICE Spectrum Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 163,261 $ 272,284
Net realized gain (loss) (70,793) 124,592
Change in net unrealized gain / loss 158,873 (153,714)
Increase in net assets from operations 251,341 243,162
Distributions to shareholders
Net earnings
Investor Class (43,289) (87,527)
I Class (119,995) (215,784)
Decrease in net assets from distributions (163,284) (303,311)
Capital share transactions
*
Shares sold
Investor Class 121,121 184,226
I Class 259,243 652,529
Distributions reinvested
Investor Class 40,220 81,979
I Class 115,984 209,360
Shares redeemed
Investor Class (182,926) (498,784)
I Class (322,137) (643,032)
Increase (decrease) in net assets from capital
share transactions 31,505 (13,722)
Net Assets
Increase (decrease) during period 119,562 (73,871)
Beginning of period 5,894,081 5,967,952
End of period $ 6,013,643 $ 5,894,081
*Share information (000s)
Shares sold
Investor Class 10,777 16,334
I Class 23,068 58,026
Distributions reinvested
Investor Class 3,566 7,278
I Class 10,278 18,565
Shares redeemed
Investor Class (16,280) (44,132)
I Class (28,718) (56,992)
Increase (decrease) in shares outstanding 2,691 (921)

T. ROWE PRICE Spectrum Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Income
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund broadly diversifies its assets within specified ranges among a set of T. Rowe Price mutual funds or exchange-
traded funds (ETFs) (underlying Price Funds) representing specific market segments. In addition, the fund may invest in individual securities on a limited basis. The fund seeks a high level of current income with moderate share price fluctuation.
The fund has two classes of shares as follows: Spectrum Income
Fund (Investor Class) and Spectrum Income Fund – I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest

T. ROWE PRICE Spectrum Income Fund

and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as income;
capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Spectrum Income Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Spectrum Income Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Spectrum Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
The fund may use derivatives in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation and rebalancing. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges.
Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 347,609 $ — $ 347,609
Bond Funds 5,475,552 — — 5,475,552
Short-Term Investments 196,767 — — 196,767
Total Securities 5,672,319 347,609 — 6,019,928
Futures Contracts* 778 — — 778
Total $ 5,673,097 $ 347,609 $ — $ 6,020,706
1
Includes Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities
and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Income Fund

instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s futures contracts held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on futures recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations, is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Futures
$ 778
*
Total $ 778
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 2,288 $ — $ 2,288
Credit derivatives — 317 317
Equity derivatives 9,349 — 9,349
Total $ 11,637 $ 317 $ 11,954
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 2,628 $ — $ 2,628
Equity derivatives (5,491) — (5,491)
Total $ (2,863) $ — $ (2,863)

T. ROWE PRICE Spectrum Income Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, cash of $972,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place.
The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses

T. ROWE PRICE Spectrum Income Fund

in excess of the fund’s initial investment. During the six months ended June 30,
2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 7% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap).
Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying

T. ROWE PRICE Spectrum Income Fund

credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments

T. ROWE PRICE Spectrum Income Fund

of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Other  Purchases and sales of the underlying Price Funds and other portfolio securities; other than in-kind transactions, if any, short-term and
U.S. government securities aggregated $4,617,095,000 and $4,572,528,000, respectively, for the six months ended June 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $6,242,797,000. Net unrealized loss aggregated $222,091,000 at period-end, of which $95,513,000 related to appreciated investments and $317,604,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Pursuant to various service agreements, Price Associates and its wholly owned

T. ROWE PRICE Spectrum Income Fund

subsidiaries provide shareholder servicing and administrative services as well as certain accounting, marketing, and other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and of the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Effective March 1, 2025, under the amended agreement, the fund pays a fee rate of 0.61% for the Investor Class and 0.46% for the I Class. Prior to March 1, 2025, the fund paid a fee rate of 0.62% for the Investor Class and 0.47% for the I Class. The annual all-
inclusive fee covers investment management and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. To ensure that the fund does not incur duplicate management fees (paid by

T. ROWE PRICE Spectrum Income Fund

the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein.
Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended June 30, 2025, are as follows:
Total management fee waived was allocated ratably in the amounts of $565,000 and $1,525,000, for the Investor Class and I Class, respectively, for the six months ended June 30, 2025.
At June 30, 2025, the fund held approximately 91% of the outstanding shares of the U.S. High Yield ETF, 76% of the Total Return ETF, 60% of the Emerging
Markets Local Currency Bond Fund, 46% of the QM U.S. Bond ETF, 33% of the
Emerging Markets Corporate Bond Fund, 27% of the Dynamic Credit Fund, and
less than 25% of any other underlying Price Fund.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by
Price Associates, pursuant to the fund’s annual all-inclusive fee agreement. At
June 30, 2025, approximately 68% of the outstanding shares of the I Class were held by the college savings plans.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price QM U.S. Bond ETF 0.08% $ 149
T. Rowe Price Total Return ETF 0.31% 438
T. Rowe Price U.S. High Yield ETF 0.56% 1,503
Total Management Fee Waived $ 2,090

T. ROWE PRICE Spectrum Income Fund

Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Spectrum Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Spectrum Income Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Spectrum Income Fund

The Board also considered whether the benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the fund’s Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and any acquired fund fees and expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and historically has sought to set the all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale.
The all-inclusive management fee structure also provides greater flexibility to make investment changes, including underlying fund changes, while maintaining a certain expense ratio for investors.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Spectrum Income Fund

components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Expense Group), the fund’s actual management fee rate ranked in the third quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Spectrum Income Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F88-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025